Leases (Tables)	12 Months Ended
Mar. 31, 2023
Leases
Schedule of amounts recorded on the Consolidated Balance Sheets relating to the Company's operating leases

	Yen in thousands
	March 31,
	2023	2022
Right-of-Use Assets
Operating lease assets	¥60,692	¥—
Lease Liabilities
Operating lease liabilities	¥60,692	¥—

Schedule of supplemental balance sheet information related to leases

	For the fiscal years ended March 31,
	2023	2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.8	—
Weighted average discount rate	4.24%	—

Schedule of future minimum lease payments under non-cancelable leases

Fiscal Year ending March 31,
2024	¥33,360
2025	27,370
Total lease payments	60,730
Less amounts representing interest	(38)
Present value of lease payments	60,692